ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - $ / shares	Dec. 31, 2023	May 12, 2023	Feb. 02, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
Common stock, shares authorized	250,000,000			250,000,000	250,000,000	150,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,500,000			1,500,000		1,500,000
Preferred stock, par value	$ 0.0001			$ 0.0001		$ 0.0001
EBIR, Inc [Member]
Common stock, shares authorized							1,000,000
Common stock, par value							$ 0.001
Preferred stock, shares authorized							100,000
Preferred stock, par value							$ 0.001
EBIR, Inc [Member]
Ownership percentage	79.20%
EBIR, Inc [Member] | Key Personnel [Member]
Ownership percentage	19.80%
EBIR, Inc [Member] | Unrelated Party [Member]
Ownership percentage	1.00%